Stockholders’ Equity (Details Narrative) - $ / shares	Mar. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized		10,000,000	10,000,000
Common stock, par value		$ 0.001	$ 0.001
Stock Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 1.00
Number of shares issued	1,000